Related Parties - Summary of Guarantees Provided To Related Parties (Parentheticals) (Details) - 12 months ended Dec. 31, 2023 $ in Thousands, ₩ in Millions	KRW (₩)	USD ($)
KEPXe Pian Xe Namnoy Power [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Provision of guarantees or collateral by entity | $		$ 5,000
Derivative liabilities [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Provision of guarantees or collateral by entity	₩ 18,753
Acquisition cost of the securities [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Provision of guarantees or collateral by entity	47,067
Other provisions [member]
Disclosure of Guarantees provided between the related parties [Line Items]
Provision of guarantees or collateral by entity	8,418
Impairment loss [Member] | Naepo Green Energy Co., Ltd [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Provision of guarantees or collateral by entity	₩ 29,200